Employee benefit expense - Disclosure of employee benefit expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Salaries	€ 57,272	€ 47,717	€ 38,515
Social security contributions	(3,035)	35,923	18,555
Share-based compensation expense	(5,215)	14,678	6,328
Training and education	840	603	351
Other employee benefits	1,317	1,091	842
TOTAL EMPLOYEE BENEFIT EXPENSE	€ 51,178	€ 100,012	€ 64,592